SUPPLEMENT DATED JANUARY 16, 2009
TO

PROSPECTUS DATED APRIL 25, 2007
FOR FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE AND
FUTURITY SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

OpCap Small Cap Portfolio has changed its name to NACM Small Cap Portfolio.  OpCap Advisors LLC is the investment adviser to the portfolio. Nicholas-Applegate Capital Management LLC is the interim sub-adviser to the portfolio pending shareholder approval.

Please retain this supplement with your prospectus for future reference.